Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Minimum M	Mar. 31, 2013 Minimum Impaired loans D	Mar. 31, 2013 Software and Software Development Costs Minimum	Mar. 31, 2013 Software and Software Development Costs Maximum	Mar. 31, 2013 Shinko Securities Company Limited Customer relationships
Significant Accounting Policies [Line Items]
Securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 0	¥ 33,070
Number of days past due				90
Period in which obligors generally determined to be substantially bankrupt, past due (in months)			6
Estimated useful life					5 years	10 years
Weighted-average amortization period							16 years